Contingent assets, liabilities & commitment (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2021 MW
Contingent assets, liabilities & commitment.
Power capacity of funded concentrated solar thermal power | MW		30
Margin fee percentage on supply margin on qualifying equipment sales	8.50%
Contingent liabilities | $	$ 0